Statements Of Consolidated Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Cash flows — operating activities:
Net loss	$ (5,342)	$ (6,406)		$ (2,325)
Adjustments to reconcile net loss to cash provided by (used in) operating activities:
Depreciation and amortization	1,006	1,453		1,521
Deferred income tax benefit, net	(1,484)	(2,539)		(992)
Income tax benefit due to IRS audit resolutions	0	7		(305)
Impairment of goodwill	2,200	1,600		1,000
Impairment of long-lived assets and nuclear generation development joint venture	2,541	4,670		140
Noncash adjustment for estimated allowed claims related to debt	926	0		0
Contract claims adjustments	52	20		0
Management fee settlement adjustment	(49)	0		0
Unrealized net (gain) loss from mark-to-market of commodity positions	(119)	370		1,091
Unrealized net gain from mark-to-market valuations of interest rate swaps	0	(1,303)		(1,058)
Noncash liability adjustment arising from termination of interest rate swaps (Note 13)	0	278		0
Noncash realized loss on termination of interest rate swaps	0	1,237	[1]	0
Noncash realized gain on termination of natural gas hedging positions	0	(117)		0
Fees paid on EFIH Second Lien Notes repayment (reported as financing activities)	37	187		0
Fees associated with completion and extension of the TCEH and EFIH DIP Facilities (Note 12)	9
Loss on exchange and settlement of EFIH First Lien Notes	0	108		0
Interest expense on toggle notes payable in additional principal	0	65		176
Amortization of debt related costs, discounts, fair value discounts and losses on dedesignated cash flow hedges	0	72		235
Equity in earnings of unconsolidated subsidiaries	(334)	(349)		(335)
Distributions of earnings from unconsolidated subsidiaries	322	202		213
Impairment of intangible and other assets	84	263		37
Other, net	65	63		82
Changes in operating assets and liabilities:
Accounts receivable — trade	17	63		(33)
Inventories	34	(67)		(6)
Accounts payable — trade	41	108		11
Payables due to unconsolidated subsidiary	(33)	109		109
Commodity and other derivative contractual assets and liabilities	30	(25)		49
Margin deposits, net	129	(192)		(320)
Accrued interest	5	519		(8)
Other — net assets	20	(43)		131
Other — net liabilities	(145)	51		84
Cash provided by (used in) operating activities	3	404		(503)
Cash flows — financing activities:
Repayments/repurchases of debt	(515)	(2,546)		(187)
Fees paid on EFIH Second Lien Notes repayment and DIP Facilities	(37)	(187)		0
Proceeds from DIP Facilities before fees paid	0	4,989		0
Other, net	0	1		(9)
Cash provided by (used in) financing activities	(552)	2,257		(196)
Cash flows — investing activities:
Capital expenditures	(344)	(386)		(501)
Nuclear fuel purchases	(123)	(77)		(116)
Acquisition of combustion turbine trust interest	0	0		(40)
Restricted cash investment used to settle TCEH Demand Notes	0	0		680
Other changes in restricted cash	(122)	42		(2)
Proceeds from sales of nuclear decommissioning trust fund securities	401	314		175
Investments in nuclear decommissioning trust fund securities	(418)	(331)		(191)
Other, net	13	(12)		(2)
Cash provided by (used in) investing activities	(593)	(450)		3
Net change in cash and cash equivalents	(1,142)	2,211		(696)
Cash and cash equivalents — beginning balance	3,428	1,217		1,913
Cash and cash equivalents — ending balance	$ 2,286	$ 3,428		$ 1,217

[1]	Includes $1.225 billion related to terminated TCEH interest rate swaps and $12 million related to other interest rate swaps.